Inventories - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Cost of sales	$ 8,099,000,000	$ 7,458,000,000
Inventories recognized as expense	6,500,000,000	6,300,000,000
Net realizable value of inventories	0	0
Inventory write downs	$ 14,000,000	$ 42,000,000